Other Income - Summary of Other Income (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Material income [abstract]
Income from operating leases		¥ 214	¥ 215	¥ 37,386
Income related to IT solution services		44,533	19,453	16,025
Gains on disposal of property, plant and equipment, and other intangible assets		9,774	3,218	1,213
Reversal of impairment losses of investments in associates and joint ventures	[1],[2]	104,083	6,053	1,674
Gains on step acquisition of subsidiaries				1,089
Others		72,338	76,778	54,821
Total other income	[3]	¥ 230,942	¥ 105,717	¥ 112,208

[1]	For the fiscal year ended March 31, 2026, the Group recognized a reversal of impairment losses of ¥39,383 million, on investments in associates and joint ventures, VPBank SMBC Finance Company Limited, due to the increase in the recoverable amount as determined by the value in use calculation.
[2]	For the fiscal year ended March 31, 2026, the Group recognized a reversal of impairment losses of ¥40,971 million on investments in associates and joint ventures, due to the increase in the stock price of its equity-method associate, Vietnam Prosperity Joint-Stock Commercial Bank.
[3]	From the fiscal year ended March 31, 2025, the Group has presented “Net gains (losses) arising from derecognition of financial assets at amortized cost” as a separate line item in the consolidated income statements. This line item was not presented separately prior to the fiscal year ended March 31, 2025, but was included within “Other income” and “Other expenses.” The comparative amounts have been restated to conform to the current presentation.